FILE NO. 2-69938

	SECURITIES AND EXCHANGE COMMISSION

	WASHINGTON, D.C. 20549


	FORM N-1A


	POST-EFFECTIVE AMENDMENT NO. 27

	To The

	REGISTRATION STATEMENT

	UNDER

	THE SECURITIES ACT OF 1933

	AND

	THE INVESTMENT COMPANY ACT OF 1940



	       SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.
	(Exact name of Registrant as specified
	in the Articles of Incorporation)

	388 Greenwich Street, New York, New York l0013
	(Address of principal executive offices)

	            (212) 816-6474
	(Registrant's telephone number)

	Christina T. Sydor
	388 Greenwich Street, New York, New York l0013 (22nd Floor) (Name and address of agent for service)



	To amend Parts A, B and C

	Rule 24f-2(a)(l) Declaration:

Registrant previously registered an indefinite number of its shares pursuant to Rule 24f-2 of the Investment Company Act of 1940, and Registrant filed its Rule 24f-2 Notice on May 27, 1997 for its most recent fiscal year ended March 31, 1997.


It is proposed that this Post-Effective Amendment will become effective July 29, 1997 pursuant to paragraph (b) of Rule 485.



	CROSS REFERENCE SHEET
	(as required by Rule 495(a))



Part A of
Form N-1A	Location in Part A


l.	Cover Page				cover page

2.	Synopsis				"Fee Table"

3.	Condensed Financial Information.		"Financial Highlights"
		"Performance"

4.	General Description of Registrant		"Shares of the Fund"
						cover page
						"Investment Objective
						and Policies"
					"Risk and Portfolio
Management"

5.	Management of the Fund		"Investment Management and
					Distribution of Shares"
					"Purchase of Shares"
					"Financial Highlights"

6.	Capital Stock and Other Securities		"Shares of the Fund"
						"Redemption of Shares"
						cover page
						"Dividends, Automatic
						Reinvestment and Taxes"

7.	Purchase of Securities Being
	Offered					"Purchase of Shares"
						"Investment Management
						and Distribution of Shares"
						"Determination of Net
						Asset Value"
						"Exchange Privileges"

8. 	Redemption or Repurchase		"Redemption of Shares"
						"Minimum Account Size"

9.	Pending Legal Proceedings		not applicable




Part B of	Statement of Additional
Form N-1A	Information Caption

10.	Cover page		cover page

11.	Table of Contents		"Table of Contents"

12.	General Information and History		not applicable

13.	Investment Objectives and Policies		"Repurchase Agreements"
						"Puts"
						See Prospectus-"Investment
						Objective and Policies"

14.	Management of the Fund		"Directors and Officers"

15.	Control Persons and Principal
	Holders of Securities		"Directors and Officers"
					See Prospectus - "Shares of
					the Fund"

16.	Investment Advisory and
	Other Services			"Directors and Officers"
				"Management Agreement, Plan
				of Distribution and Other
				Services"
				"Custodian"
				"Independent Auditors"
				See Prospectus -
				"Investment Management and
				Distribution of Shares"
				"Fee Table"

17.	Brokerage Allocation and Other Practices		See Prospectus -
					"Investment Management and
					Distribution of Shares"

18.	Capital Stock and Other Securities		See Prospectus - "Shares of
						the	Fund"
						"Voting Rights"

19.	Purchase, Redemption and Pricing
	of Securities Being Offered		See Prospectus - "Purchase
		 				of Shares"
						See Prospectus -
						"Determination of
						Net Asset Value"
					"Determination of Net Asset
						Value
				and Amortized Cost Valuation"
				"Financial Statements"

20.	Tax Status		See Prospectus - "Dividends,
				Automatic Reinvestment and
				Taxes"


Part B of	Statement of Additional
Form N-1A	Information Caption

21.	Underwriters		See Prospectus - "Investment
				Management and Distribution
				of  Shares"

22.	Calculation of Performance Data		"Computation of Yield"

23.	Financial Statements		"Financial Statements"

Part C of
Form N-1A

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Post-Effective Amendment.


 PROSPECTUS                                               JULY 29, 1997

     Smith Barney Municipal Money Market Fund, Inc.
     388 Greenwich Street
     New York, New York 10013
     800-451-2010

     Smith Barney Municipal Money Market Fund, Inc. (the "Fund") seeks to provide its shareholders with income exempt from Federal income tax from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.

     SHARES OF THE FUND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

     This Prospectus sets forth concisely certain information about the Fund, including service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

     Additional information about the Fund is contained in a Statement of Additional Information dated July 29, 1997, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                        1

<PG$PCN>

 TABLE OF CONTENTS


FEE TABLE                                                                 3
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                      4
-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES                                         6
-------------------------------------------------------------------------------
RISK AND PORTFOLIO MANAGEMENT                                             9
-------------------------------------------------------------------------------
VALUATION OF SHARES                                                      11
-------------------------------------------------------------------------------
DIVIDENDS, AUTOMATIC REINVESTMENT AND TAXES                              11
-------------------------------------------------------------------------------
PURCHASE OF SHARES                                                       13
-------------------------------------------------------------------------------
REDEMPTION OF SHARES                                                     15
-------------------------------------------------------------------------------
EXCHANGE PRIVILEGE                                                       19
-------------------------------------------------------------------------------
MINIMUM ACCOUNT SIZE                                                     22
-------------------------------------------------------------------------------
YIELD INFORMATION                                                        22
-------------------------------------------------------------------------------
MANAGEMENT OF THE FUND                                                   23
-------------------------------------------------------------------------------
DISTRIBUTOR                                                              25
-------------------------------------------------------------------------------
ADDITIONAL INFORMATION                                                   25
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.
--------------------------------------------------------------------------------

                                        2

<PG$PCN>

 FEE TABLE


     The following expense table lists the costs and expenses that an investor will incur either directly or indirectly as a shareholder of the Fund, based on its operating expenses for its most recent fiscal year:


SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.


                                       CLASS A SHARES   CLASS C SHARES*   CLASS Y SHARES
------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
   Sales Charge Imposed on Purchases        None              None             None
   Deferred Sales Charge                    None**            None*            None
------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
   Management fees                          0.47%             0.47%            0.47%
   12b-1 Fees                               0.10              0.10           --
   Other Expenses                           0.10              0.10             0.10
------------------------------------------------------------------------------------
   Total Fund Operating Expenses            0.67%             0.67%            0.57%
------------------------------------------------------------------------------------

* Class C shares are not available for purchase. They represent previously issued "Class B" shares and may only be redeemed or exchanged out of the Fund. If redeemed, they may be subject to a contingent deferred sales charge ("CDSC"). See "Redemption of Shares -- Contingent Deferred Sales Charge."
** Class A shares acquired as part of an exchange privilege transaction, which were originally acquired in one of the other funds of the Smith Barney Mutual Funds at net asset value subject to a CDSC, remain subject to the original fund's CDSC while held in the Fund.


     Class A shares of the Fund purchased through the Smith Barney AssetOne Program will be subject to an annual asset-based fee, payable quarterly. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

EXAMPLE

     The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares," "Management of the Fund" and "Distributor."


You would pay the following expenses on a $1,000 investment, assuming (1) 5.00% annual return and (2) redemption at the end of each time period:



                             1 YEAR        3 YEARS        5 YEARS        10 YEARS
---------------------------------------------------------------------------------
   Class A                     $7            $21            $37            $ 83
   Class C                      7             21             37              83
   Class Y                      6             18             32              71
---------------------------------------------------------------------------------


                                        3

<PG$PCN>

 FEE TABLE (CONTINUED)
     The example is included to provide a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. This assumption is unrelated to the Fund's prior performance and is not a projection of future performance. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

 FINANCIAL HIGHLIGHTS


     The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report for the five years ended March 31, 1997 thereon appears in the Fund's annual report dated March 31, 1997. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information.


FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.


   CLASS A SHARES      1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
------------------------------------------------------------------------------------

NET ASSET VALUE,
 BEGINNING OF YEAR    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
------------------------------------------------------------------------------------
 Net investment
   income(1)           0.029    0.033    0.027    0.019    0.022    0.037    0.052    0.057    0.051    0.043
 Dividends from net
   investment income  (0.029)  (0.033)  (0.027)  (0.019)  (0.022)  (0.037)  (0.052)  (0.057)  (0.051)  (0.043)
------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR              $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
------------------------------------------------------------------------------------
TOTAL RETURN           2.94%    3.34%    2.71%    1.89%    2.25%    3.73%    5.33%    5.89%    5.23%    4.40%
------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (IN MILLIONS)        $5,562   $5,395   $4,651   $1,286   $1,251   $1,355   $1,373   $1,252   $992     $1,162
------------------------------------------------------------------------------------
RATIOS TO AVERAGE
 NET ASSETS:
 Expenses(1)           0.67%    0.63%    0.61%    0.64%    0.62%    0.53%    0.52%    0.53%    0.53%    0.48%
 Net investment
   income              2.90     3.28     3.01     1.87     2.22     3.66     5.18     5.70     5.08     4.30
------------------------------------------------------------------------------------



(1) The manager has waived a part of its fees for the years ended March 31, 1996 and March 31, 1995. If such fees were not waived, the per share effect on net investment income and expense ratios would have been as follows:


                                     PER SHARE DECREASES           EXPENSE RATIOS
                                   OF NET INVESTMENT INCOME     WITHOUT FEE WAIVERS
                                   ------------------------     --------------------
                                    1996             1995       1996           1995
                                   -------          -------     -----          -----

      Class A                      $0.0001          $0.0002      0.64%          0.63%


                                        4

<PG$PCN>

 FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:


          CLASS C SHARES               1997      1996     1995(2)    1994(3)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR    $1.00     $1.00      $1.00      $1.00
----------------------------------------------------------------------------
  Net investment income(1)             0.029     0.033      0.027      0.019
  Dividends from net investment
    income                            (0.029)   (0.033)    (0.027)    (0.019)
----------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR          $1.00     $1.00      $1.00      $1.00
----------------------------------------------------------------------------
TOTAL RETURN                           2.94%     3.34%      2.71%    1.89%++
----------------------------------------------------------------------------
NET ASSETS, END OF YEAR (IN
 MILLIONS)                            $0.02     $0.04      $1.0       $5.0
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(1)                          0.67%     0.60%      0.61%     0.64%+
  Net investment income                2.89      3.43       3.01       1.87+
----------------------------------------------------------------------------


(1) The manager has waived a part of its fees for the years ended March 31,1996 and March 31, 1995. If such fees were not waived, the per share effect on net investment income and expense ratios would have been as follows:

                                     PER SHARE DECREASES           EXPENSE RATIOS
                                   OF NET INVESTMENT INCOME     WITHOUT FEE WAIVERS
                                   ------------------------     --------------------
                                    1996             1995       1996           1995
                                   -------          -------     -----          -----

      Class C                       0.0001           0.0002      0.62           0.63


(2) On November 7, 1994, the former Class B shares were renamed Class C shares.
(3) For the period from May 25, 1993 (inception date) to March 31, 1994.
 ++ Total return is not annualized, as it may be representative of the total return for the year.
 +  Annualized.

          CLASS Y SHARES                             1997                                1996(4)
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                   $1.00                                 $1.00
------------------------------------------------------------------------------------
  Net investment income                               0.030                                 0.004
  Dividends from net investment
    income                                           (0.030)                               (0.004)
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                         $1.00                                 $1.00
------------------------------------------------------------------------------------
TOTAL RETURN                                          3.04%                                 0.39%++
------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (IN
 MILLIONS)                                           $5.0                                 $18.0
------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                            0.57%                                 0.55%+
  Net investment income                               3.00                                  2.81+
------------------------------------------------------------------------------------

(4) For the period from February 12, 1996 (inception date) to March 31, 1996. ++ Total return is not annualized, as it may be representative of the total return for the year.
 +  Annualized.

                                        5

<PG$PCN>

 INVESTMENT OBJECTIVE AND POLICIES

     The Fund's objective is to provide income exempt from Federal income tax from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal. The Fund will pursue its objective by investing in a diversified portfolio of municipal obligations, the interest on which is exempt from Federal income tax in the opinion of counsel for the various issuers.

     Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor Smith Barney Mutual Funds Management Inc. (the "Manager") will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

     The two principal classifications of municipal obligations are "general obligation" and "revenue". General obligations are secured by a municipal issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases from the proceeds of a special excise tax or other specific revenue source. Please see the Statement of Additional Information for a more detailed discussion about the different types of municipal obligations.

     All of the Fund's investments will be in securities that at the time of investment have or are deemed to have remaining maturities of 13 months or less and the dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. Except for temporary defensive purposes, at least 80% of the Fund's assets will be invested in municipal obligations that produce income that is exempt from Federal income tax (other than the alternative minimum tax). In each of the Fund's prior fiscal years, 100% of its income has been exempt from Federal income tax and the Fund's shares have had a stable $1.00 price.


     The Fund's investments will be limited to obligations that the Board of Directors determines present minimal credit risks and that (i) are secured by the full faith and credit of the United States or (ii) are "Eligible Securities," as defined by the Investment Company Act of 1940, as amended, (the "1940 Act"), at the time of acquisition by the Fund. The term "Eligible Securities" includes securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means any nationally recognized statistical rating organizations ("NRSROs") that have issued ratings with respect to a security or class of debt obligations of an issuer. Currently, there


                                        6

<PG$PCN>

 INVESTMENT OBJECTIVE AND POLICIES (CONTINUED) are six NRSROs: Standard & Poor's Ratings Group, Moody's Investors Service, Inc., Fitch Investors Services, Inc., Duff and Phelps Inc., IBCA Limited and its affiliate, IBCA, Inc. and Thomson BankWatch. The Fund may also invest in unrated securities if they are of comparable quality as determined by the Manager in accordance with criteria established by the Fund's Board of Directors.

     Municipal obligations, which are issued by states, municipalities and their agencies, fall into two major categories -- notes and bonds. The two principal classifications of municipal obligations are "general obligation" and "revenue." General obligations are secured by a municipal issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although industrial development bonds ("IDBs") are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of the principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

     Among the types of obligations in which the Fund invests are "puts," such as floating or variable rate instruments subject to demand features ("demand instruments"); tax-exempt commercial paper; and notes such as Tax Anticipation Notes, Revenue Anticipation Notes, Tax and Revenue Anticipation Notes and Bond Anticipation Notes. Demand instruments usually have an indicated maturity of more than 13 months but contain a demand feature (a "put") that entitles the holder to receive the principal amount of the underlying security and may be exercised either (a) at any time on no more than 30 days' notice; or (b) at specified intervals not exceeding one year and upon no more than 30 days' notice. Demand instruments are generally supported by letters of credit that are issued by both domestic and foreign banks. A variable rate instrument provides for adjustment of its interest rate on set dates and upon such adjustment can reasonably be expected to have a market value that approximates its par value; a floating rate instrument provides for adjustment of its interest rate whenever a specified interest rate (e.g., the prime rate) changes and at any time can reasonably be expected to have a market value that approximates its par value.

     The Fund may invest without limit in private activity bonds. Interest income on certain types of private activity bonds issued after August 7, 1986,

                                        7

<PG$PCN>

 INVESTMENT OBJECTIVE AND POLICIES (CONTINUED) to finance non-governmental activities is a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a Federal alternative minimum tax to the extent the Fund's dividends are derived from interest on these bonds. These private activity bonds are included in the term "municipal obligations" for purposes of determining compliance with the 80% test described above. Dividends derived from interest income on all municipal obligations are a component of the "current earnings" adjustment item for purposes of the Federal corporate alternative minimum tax.

     The Fund may invest up to 20% of the value of its assets in one or more of the three principal types of derivative product structures described below. Derivative products are typically structured by a bank, broker-dealer or other financial institution. A derivative product generally consists of a trust or partnership through which the Fund holds an interest in one or more underlying bonds coupled with a conditional right to sell ("put") the Fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a derivative product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.


     Investments in derivative products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. There is some risk that certain issues could be resolved in a manner which could adversely impact the performance of the Fund. For example, the tax-exempt treatment of the interest paid to holders of derivative products is premised on the legal conclusion that the holders of such derivative products have an ownership interest in the underlying bonds. While the Fund receives an opinion of legal counsel to the effect that the income from each derivative product is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

                                        8

<PG$PCN>

 INVESTMENT OBJECTIVE AND POLICIES (CONTINUED)
     The Fund intends to limit the risk of derivative products by purchasing only those derivative products that are consistent with the Fund's investment objective and policies. The Fund will not use such instruments to leverage securities. Hence, derivative products' contributions to the overall market risk characteristics of a Fund will not materially alter its risk profile and will be fully representative of the Fund's maturity guidelines.

     The Fund will not invest more than 10% of the value of its assets in illiquid securities, which, under certain circumstances, will include derivative products.

     The Fund may not purchase or otherwise acquire any securities that are subject to legal or contractual restrictions on resale or purchase illiquid securities for which there is no readily available market or engage in any repurchase transactions that do not mature within seven days if, as a result, more than 10% of its total assets would be invested in all such securities.

     The Fund cannot change its investment objective and fundamental policies without the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act. (See "Voting Rights" in the Statement of Additional Information.)

 RISK AND PORTFOLIO MANAGEMENT
     There can be no assurance that the Fund will achieve its investment objective. The ability of the Fund to achieve its investment objective is dependent on a number of factors, including the skills of the investment manager in purchasing municipal obligations whose issuers have the continuing ability to meet their obligations for the payment of interest and principal when due. The ability to achieve a high level of income is dependent on the yields of the securities in the portfolio. Yields on municipal obligations are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and its rating. Municipal obligations with longer maturities tend to produce higher yields and are generally subject to potentially greater price fluctuations than obligations with shorter maturities.

     When-Issued Purchase Commitments. New issues of municipal obligations are often offered on a "when-issued" basis, i.e., delivery and payment normally take place 15 to 45 days after the purchase date. The payment obligation and the interest rate to be received on the securities are fixed at the time the buyer enters into the commitment, although no interest accrues with respect to a "when-issued" security prior to its stated delivery date. The

                                        9

<PG$PCN>

 RISK AND PORTFOLIO MANAGEMENT (CONTINUED)

Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. A segregated account of the Fund consisting of cash, debt securities of any grade or equity securities having a value equal to or greater than the Fund's purchase commitments, provided such securities have been determined by the Manager to be liquid and unencumbered, and are marked to market daily, pursuant to guidelines established by the Board of Directors, will be maintained with PNC Bank, National Association (the "Custodian") and monitored on a daily basis so that the market value of the account will equal or exceed the amount of such commitments by the Fund.


     Securities purchased on a "when-issued" basis and the securities held in the Fund's portfolio are subject to changes in market value based not only upon the public's perception of the creditworthiness of the issuer but also changes in the level of interest rates, and this will generally result in both changing in value in the same way, i.e., both appreciating when interest rates decline and depreciating when interest rates rise. Therefore, if in order to achieve higher interest income the Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility that the market value of the Fund's assets will vary from $1.00 per share. (See "Valuation of Shares.") And there will be a greater potential for the realization of capital gains, which are not exempt from Federal income taxes.

     Stand-By Commitments. The Fund may acquire "stand-by commitments" with respect to municipal obligations held in its portfolio. Under a stand-by commitment a dealer agrees to purchase, at the Fund's option, specified municipal obligations at a specified price. The Fund intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the opinion of the investment manager, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the investment manager will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. Because the Fund invests in securities backed by banks and other financial institutions, change in the credit quality of these institutions could cause losses to the Fund and effect its share price. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Other Factors to be Considered. The Fund anticipates being as fully invested as practicable in tax exempt securities. The Fund may invest in taxable investments due to market conditions or pending investment of

                                       10

<PG$PCN>

 RISK AND PORTFOLIO MANAGEMENT (CONTINUED) proceeds from sales of shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. However, the Fund generally expects to invest the proceeds received from the sale of shares in municipal obligations as soon as reasonably possible, which is generally within one day. At no time will more than 20% of the Fund's net assets be invested in taxable investments except when the Manager has determined that market conditions warrant the Fund adopting a temporary defensive investment posture. To the extent the Fund's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the Fund's investment objective.

     The Fund may engage in short-term trading to attempt to take advantage of short-term market variations or may dispose of a portfolio security prior to its maturity if it believes such disposition advisable or it needs to generate cash to satisfy redemptions. In such cases, the Fund may realize a gain or loss. From the commencement of operations, the Fund has not realized any significant gain or loss during any fiscal year.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations and similar proposals may be introduced in the future. If one of these proposals were enacted, the availability of tax exempt obligations for investment by the Fund and the value of the Fund's portfolio would be affected. The directors would then reevaluate the Fund's investment objective and policies.

 VALUATION OF SHARES

     The net asset value per share is determined as of the close of regular trading on each day that the New York Stock Exchange ("NYSE") is open by dividing the Fund's net assets attributable to each Class (i.e., the value of its assets less liabilities) by the total number of shares of the Class outstanding. The Fund may also determine net asset value per share on days when the NYSE is not open, but when the settlement of securities may otherwise occur. The Fund employs the "amortized cost method" of valuing portfolio securities and intends to use its best efforts to continue to maintain a constant net asset value of $1.00 per share.

 DIVIDENDS, AUTOMATIC REINVESTMENT AND TAXES

     The Fund declares a dividend of substantially all of its net investment income on each day the NYSE is open. Net investment income includes

                                       11

<PG$PCN>

 DIVIDENDS, AUTOMATIC REINVESTMENT AND TAXES (CONTINUED) interest accrued and discount earned and is less premium amortized and expenses accrued (the discount or premium on portfolio investments is fixed at the time of purchase). Unless the shareholder has elected to receive monthly distributions of income, such dividends will automatically be reinvested in Fund shares of the same Class at net asset value. If a shareholder redeems an account in full between payment dates, all dividends accrued up to and including the date of liquidation will be paid with the proceeds from the redemption of shares. The per share dividends on Class A and Class C shares of the Fund may be less than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A and Class C shares. Long-term capital gains, if any, will be in the same amount for each Class and will be distributed annually.

     The Fund believes it met the requirements of Subchapter M of the Internal Revenue Code during its last fiscal year and intends to comply in the future; thus, no Federal income taxes will ordinarily be paid by the Fund. Distributions by the Fund of interest income from tax exempt obligations are not taxable to shareholders and will not be includable in their gross income for Federal income tax purposes. Realized gains and losses are reflected in the Fund's net assets and are not included in net investment income. Capital gain distributions, if any, whether paid in cash or invested in shares of the Fund, will be taxable to shareholders. All of the Fund's dividends paid during the past fiscal years have been exempt-interest dividends excludable from gross income for Federal income tax purposes.

     Distributions by the Fund that are exempt for Federal income tax purposes will not necessarily result in exemption under income tax or other tax laws of any state or local taxing authority. Generally, only interest earned on obligations issued by the state or municipality in which the investor resides will be exempt from state and local taxes; however, the laws of the several states and local taxing authorities vary with respect to the taxation of exempt-interest income, and each shareholder should consult a tax advisor in that regard. The Fund will make available annually to its shareholders information concerning the percentage of interest income the Fund received during the calendar year from municipal obligations on a state-by-state basis.

     Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible to the extent that the Fund's distributions are exempt from Federal income tax. In addition, any loss realized upon the redemption of shares held less than six months will be disallowed to the extent of any exempt-interest dividends received by the shareholder during such period. However, this holding period may be shortened by the Treasury Department to a period of not less than

                                       12

<PG$PCN>

 DIVIDENDS, AUTOMATIC REINVESTMENT AND TAXES (CONTINUED) the greater of 31 days or the period between regular dividend distributions. Further, persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisors before purchasing Fund shares.

     The Tax Reform Act of 1986 provides that interest on certain municipal obligations (i.e., certain private activity bonds) issued after August 7, 1986 will be treated as a preference item for purposes of both the corporate and individual alternative minimum tax. Under Treasury regulations, that portion of the Fund's exempt-interest dividend to be treated as a preference item for shareholders will be based on the proportionate share of the interest received by the Fund from the specified private activity bonds. Shareholders should consult their tax advisors concerning the effect of the Tax Reform Act of 1986 on an investment in the Fund.

 PURCHASE OF SHARES

     Purchases of Fund shares may be made through a brokerage account maintained with Smith Barney Inc. ("Smith Barney"), with a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or with an investment dealer in the selling group. Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.


     Investors in Class A may open an account by making an initial investment of at least $1,000 for each Fund account. Investors in Class Y may open an account by making an initial investment of at least $5,000,000. Subsequent investments of at least $50 may be made for either Class. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements in Class A for employees of Travelers Group Inc. ("Travelers") and its subsidiaries, including Smith Barney, and Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the


                                       13

<PG$PCN>

 PURCHASE OF SHARES (CONTINUED)
Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"). Share certificates are issued only upon a shareholder's written request to First Data.

     Class A and Class Y shares of the Fund are available for purchase directly by investors. Class C shares are not available for purchase directly by investors; they may only be redeemed or exchanged out of the Fund.

     For investors who maintain a brokerage account with Smith Barney, Smith Barney has advised the Fund that depending on the type of securities account, its clients' free credit balances (i.e., immediately available funds) may be invested automatically in full shares of the Fund either on a daily or weekly basis. In addition to this "sweep" service, shareholders who open a Smith Barney FMA(R)PLUS(SM) account, which is a full service investment account, will also be able to take advantage of, among other things: a free Individual Retirement Account ("IRA"), free dividend reinvestment, unlimited checking, 100 free ATM withdrawals each year and online computer access to account information. Smith Barney clients should contact their Financial Consultant for more complete information. A complete record of Fund dividends, purchases and redemptions will be included on such shareholders' regular Smith Barney statements.


     The minimum initial investment requirement in the Fund for an account established under the Uniform Gift to Minors Act is $250 and the subsequent investment requirement is $50.


     The Fund's shares are sold continuously at their net asset value next determined after a purchase order is received and becomes effective. A purchase order becomes effective when the Fund, Smith Barney or an Introducing Broker receives, or converts the purchase amount into, Federal funds (i.e., monies of member banks within the Federal Reserve System held on deposit at a Federal Reserve Bank). When orders for the purchase of Fund shares are paid for in Federal funds, or are placed by an investor with sufficient Federal funds or cash balance in the investor's brokerage account with Smith Barney or the Introducing Broker, the order becomes effective on the day of receipt if received prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value. See "Valuation of Shares." Purchase orders received after the close of regular trading on the NYSE on any business day are effective as of the time the net asset value is next determined. When orders for the purchase of Fund shares are paid for other than in Federal funds, Smith Barney or the Introducing Broker, acting on behalf of the investor, will complete the conversion into, or itself advance, Federal funds, and the order will become effective on the day following its receipt by the Fund, Smith Barney or the Introducing Broker.

                                       14

<PG$PCN>

 PURCHASE OF SHARES (CONTINUED)
Shares purchased directly through First Data begin to accrue income dividends on the day that the purchase order becomes effective. All other shares purchased begin to accrue income dividends on the next business day following the day that the purchase order becomes effective.

     SYSTEMATIC INVESTMENT PLAN

     Upon completion of certain automated systems, shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. Additional information is available from the Fund or a Smith Barney Financial Consultant.

     LETTER OF INTENT


     Class Y Shares. A Letter of Intent provides an opportunity for investors to meet the minimum investment requirement for Class Y shares by aggregating investments over a six-month period. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of the Fund and agree to purchase a total of $5,000,000 of Class Y shares of the same Fund within six months from the date of the Letter. If a total investment of $5,000,000 is not made within the six-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.10%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. Please contact a Smith Barney Financial Consultant or First Data for further information.


 REDEMPTION OF SHARES


     Shareholders may redeem their shares without charge on any day the Fund calculates its net asset value. See "Valuation of Shares." Redemption requests received in proper form before the close of regular trading on the NYSE are priced at the net asset value as next determined on that day. Redemption requests received after the close of regular trading on the NYSE, are priced at the net asset value as next determined.


                                       15

<PG$PCN>

 REDEMPTION OF SHARES (CONTINUED)
     The Fund normally transmits redemption proceeds on the business day following receipt of a redemption request but, in any event, payment will be made no later than the third business day after a redemption request is made, except on days on which the New York Stock Exchange is closed and settlement of securities does not otherwise occur, or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. A shareholder who pays for Fund shares by personal check will be credited with the proceeds of a redemption of those shares only after the purchase check has been collected, which may take up to ten days or more. A shareholder who anticipates the need for more immediate access to his or her investment should purchase shares with Federal funds, by bank wire or with a certified or cashier's check.

     Shareholders who purchase securities through Smith Barney or an Introducing Broker may take advantage of special redemption procedures under which Class A shares of the Fund will be redeemed automatically to the extent necessary to satisfy debit balances arising in the shareholder's account with Smith Barney or the Introducing Broker. One example of how an automatic redemption may occur involves the purchase of securities. If a shareholder purchases securities but does not pay for them by settlement date, the number of Fund shares necessary to cover the debit will be redeemed automatically as of the settlement date, which usually occurs three business days after the trade date. Class A shares that are subject to a CDSC (see "Redemption of Shares--Contingent Deferred Sales Charge") are not eligible for such automatic redemption and will only be redeemed upon specific request. If the shareholder does not request redemption of such shares, the shareholder's account with Smith Barney or the Introducing Broker may be margined to satisfy debit balances if sufficient Fund shares that are not subject to any applicable CDSC are unavailable. No fee is currently charged with respect to these automatic transactions. Shareholders not wishing to participate in these arrangements should notify their Smith Barney Financial Consultant.

     Redemption requests must be made through Smith Barney, an Introducing Broker or the securities dealer through whom the shares are purchased. A shareholder desiring to redeem shares represented by certificates also must present the certificates to Smith Barney, the Introducing Broker or First Data endorsed for transfer (or accompanied by an endorsed stock power), signed exactly as the shares are registered. Redemption requests involving shares

                                       16

<PG$PCN>

 REDEMPTION OF SHARES (CONTINUED)
represented by certificates will not be deemed received until the certificates are received by First Data in proper form.

     A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $2,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require the signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

     TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

     Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)

     Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares, may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

     A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be

                                       17

<PG$PCN>

 REDEMPTION OF SHARES (CONTINUED)
mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

     Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open. See "Exchange Privilege" for more information.


     Additional Information Regarding Telephone Redemption and Exchange
Program. Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.


     CONTINGENT DEFERRED SALES CHARGE

     Class A and Class C shares acquired as part of an exchange privilege transaction, which were originally acquired in one of the other Smith Barney Mutual Funds at net asset value subject to a CDSC, continue to be subject to any applicable CDSC of the original fund. Therefore, such Class A and Class C shares that are redeemed within 12 months of the date of purchase of the original fund may be subject to a CDSC of 1.00%. The amount of any CDSC will be paid to and retained by Smith Barney. The CDSC will be assessed based on an amount equal to the net asset value at the time of redemption. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price in the original fund. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distribution.

                                       18

<PG$PCN>

 REDEMPTION OF SHARES (CONTINUED)
     In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Class A and Class C shares have been held will be calculated from the date that the shares were initially acquired in one of the other Smith Barney Mutual Funds, and such shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption.

     The CDSC on Class A and Class C shares, if any, will be waived on (a) exchanges (see "Exchange Privilege" below); (b) redemptions of shares within twelve months following the death or disability of the shareholder; (c) involuntary redemptions; and (d) redemptions of shares in connection with a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

     CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 EXCHANGE PRIVILEGE


     Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A and Class C shares are subject to minimum investment requirements and all shares are subject to other requirements of the fund into which exchanges are made and a sales charge may apply.


                                       19

<PG$PCN>

 EXCHANGE PRIVILEGE (CONTINUED)
FUND NAME
--------------------------------------------------------------------------------
Growth Funds
     Smith Barney Aggressive Growth Fund Inc.
     Smith Barney Appreciation Fund Inc.
     Smith Barney Fundamental Value Fund Inc.
     Smith Barney Growth Opportunity Fund

     Smith Barney Large Capitalization Growth Fund

     Smith Barney Managed Growth Fund
     Smith Barney Natural Resources Fund Inc.

     Smith Barney Disciplined Small Cap Fund, Inc.

     Smith Barney Special Equities Fund

Growth and Income Funds

     Concert Social Awareness Fund

     Smith Barney Convertible Fund
     Smith Barney Funds, Inc. -- Equity Income Portfolio
     Smith Barney Growth and Income Fund
     Smith Barney Premium Total Return Fund
     Smith Barney Utilities Fund

Taxable Fixed-Income Funds
     Smith Barney Adjustable Rate Government Income Fund
     Smith Barney Diversified Strategic Income Fund
     *  Smith Barney Funds, Inc. -- Short-Term U.S. Treasury Securities
     Portfolio
     Smith Barney Funds, Inc. -- U.S. Government Securities Portfolio Smith Barney Government Securities Fund
     Smith Barney High Income Fund
     Smith Barney Investment Grade Bond Fund
     Smith Barney Managed Governments Fund Inc.

Tax-Exempt Funds
     Smith Barney Arizona Municipals Fund Inc.
     Smith Barney California Municipals Fund Inc.
     Smith Barney Intermediate Maturity California Municipals Fund Smith Barney Intermediate Maturity New York Municipals Fund
     Smith Barney Managed Municipals Fund Inc.
     Smith Barney Massachusetts Municipals Fund

     Smith Barney Muni Funds -- Florida Portfolio
     Smith Barney Muni Funds -- Georgia Portfolio
     Smith Barney Muni Funds -- Limited Term Portfolio
     Smith Barney Muni Funds -- National Portfolio
     Smith Barney Muni Funds -- New York Portfolio

     Smith Barney Muni Funds -- Pennsylvania Portfolio

                                       20

<PG$PCN>

 EXCHANGE PRIVILEGE (CONTINUED)
     Smith Barney New Jersey Municipals Fund Inc.
     Smith Barney Oregon Municipals Fund
     Smith Barney Tax-Exempt Income Fund

International Funds
     Smith Barney World Funds, Inc. -- Emerging Markets Portfolio
     Smith Barney World Funds, Inc. -- European Portfolio
     Smith Barney World Funds, Inc. -- Global Government Bond Portfolio Smith Barney World Funds, Inc. -- International Balanced Portfolio Smith Barney World Funds, Inc. -- International Equity Portfolio Smith Barney World Funds, Inc. -- Pacific Portfolio

Smith Barney Concert Allocation Series Inc.
     Smith Barney Concert Allocation Series Inc. -- Balanced Portfolio Smith Barney Concert Allocation Series Inc. -- Conservative Portfolio Smith Barney Concert Allocation Series Inc. -- Growth Portfolio
     Smith Barney Concert Allocation Series Inc. -- High Growth Portfolio Smith Barney Concert Allocation Series Inc. -- Income Portfolio

Money Market Funds
     Smith Barney Money Funds, Inc. -- Cash Portfolio
     Smith Barney Money Funds, Inc. -- Government Portfolio
**  Smith Barney Money Funds, Inc. -- Retirement Portfolio
     *  Smith Barney Muni Funds -- California Money Market Portfolio
     *  Smith Barney Muni Funds -- New York Money Market Portfolio
------------------------
* Available for exchange with Class A and Class Y shares of the Fund. ** Available for exchange with Class A shares of the Fund.


     Class A Exchanges. Class A shares of the Fund will be subject to the appropriate sales charge upon the exchange of such shares for Class A shares of another fund of the Smith Barney Mutual Funds sold with a sales charge.


     Class C Exchanges. Class C shares of the Fund may be exchanged out of the Fund. Upon such exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the original fund that had been purchased.

     Class Y Exchanges. Class Y shareholders of the Fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

                                       21

<PG$PCN>

 EXCHANGE PRIVILEGE (CONTINUED)
     Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. The investment manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.


     Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares -- Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined plus any applicable sales charge. Redemption procedures discussed above are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. These exchange privileges are available to shareholders resident in any state in which the fund shares being acquired may legally be sold. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.


 MINIMUM ACCOUNT SIZE

     The Fund reserves the right to redeem involuntarily any shareholder's account if the aggregate net asset value of the shares held in the account is less than $500, in which event the shareholder will receive prior written notice and will be permitted 60 days to bring the account up to the minimum to avoid involuntary liquidation. Any applicable CDSC will be deducted from the proceeds of this liquidation. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size.)

                                       22

<PG$PCN>

 YIELD INFORMATION

     From time to time the Fund advertises the yield, effective yield and tax equivalent yield of its Class A, Class C and Class Y shares. These yield figures are based on historical earnings and are not intended to indicate future performance. The yield of each Class refers to the net investment income generated by an investment in the Class over a specific seven-day period, expressed as an annual percentage rate. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. The tax equivalent yield also is calculated similarly to the yield, except that a stated income tax rate is used to demonstrate the taxable yield necessary to produce an after-tax yield equivalent to the tax-exempt yield of the Class.

 MANAGEMENT OF THE FUND

     BOARD OF DIRECTORS

     Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment manager. The Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.

     MANAGER


     Smith Barney Mutual Funds Management Inc. ("SBMFM" or the "Manager") manages the day-to-day operations of the Fund pursuant to a Management Agreement. (All of the Fund's business and affairs are the responsibility of and are managed under the direction of the Board of Directors of the Fund and all powers of the Fund may be exercised by or under the authority of the Board, except as conferred on or reserved to the shareholders by applicable law or the Fund's charter or bylaws). SBMFM was incorporated in 1968 under the laws of the State of Delaware. SBMFM is controlled by Smith Barney Holdings Inc., ("Holdings") the parent company of Smith Barney. Holdings is a wholly-owned subsidiary of Travelers, a financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer


                                       23

<PG$PCN>

 MANAGEMENT OF THE FUND (CONTINUED)

Finance Services, Life Insurance Services and Property & Casualty Insurance Services. SBMFM, Smith Barney Holdings Inc. and Smith Barney are each located at 388 Greenwich Street, New York, New York 10013. SBMFM renders investment advice to investment companies that had aggregate assets under management as of March 31, 1997 of approximately $83 billion.



     Pursuant to the Management Agreement, the Manager offers the Fund advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects of the business and affairs of the Fund. It also furnishes the Fund with bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund. It provides a variety of administrative and shareholder services directly or at its expense through securities firms. For the last fiscal year, the actual management fee was 0.47% of the Fund's average net assets and the total expenses were 0.67%, 0.67% and 0.57% of average net assets for Class A, Class C and Class Y shares, respectively. The Fund's management agreement provides for daily compensation of the Manager at the annual rate of 0.50% on the first $2.5 billion of the Fund's net assets, 0.475% of the next $2.5 billion and 0.45% on the net assets in excess of $5 billion. The Manager has agreed that to the extent that in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest and extraordinary expenses such as litigation costs, exceed 0.70% of the average daily net assets for that fiscal year of the Fund, the Manager will reduce its fee or reimburse the Fund to the extent of such excess. The 0.70% voluntary expense limitation shall be in effect until it is terminated by notice to shareholders and by supplement to the then current prospectus.



     SBMFM, in effecting purchases and sales of portfolio securities for the account of the Fund, implements the Fund's policy of seeking the best execution of orders. The Fund's portfolio transactions have for the most part been principal transactions directly with the major underwriters for, and dealers in, tax exempt money market instruments. No brokerage commissions are paid on such transactions, but the price paid to underwriters or dealers will normally include an underwriter's spread or dealer's markup. The primary consideration in the allocation of transactions is prompt execution of orders in an effective manner at the most favorable price. Under certain circumstances, transactions will be effected with remarketing agents who receive fees from the issuers for services rendered. No principal transactions are handled by Smith Barney.


     The term "Smith Barney" in the title of the Fund has been adopted by permission of Smith Barney and is subject to the right of Smith Barney to

                                       24

<PG$PCN>

 MANAGEMENT OF THE FUND (CONTINUED)
elect that the Fund stop using the term in any form or combination of its name.

 DISTRIBUTOR

     Smith Barney serves as Principal Underwriter of shares of the Fund for which it receives no compensation and conducts a continuous offering pursuant to a "best efforts" arrangement requiring it to take and pay for only such securities as may be sold to the public. Under a plan of distribution pursuant to Rule 12b-1 (the "Plan") under the 1940 Act, a service fee is paid by each of Class A and Class C to Smith Barney at an annual rate of 0.10% of the Class' average daily net assets. The fee is used by Smith Barney to pay its financial consultants for servicing shareholder accounts for as long as a shareholder remains a holder of the Class. The service fee is credited at a rate of 0.10% of the average balance of Class shares held in the accounts of the customers of financial consultants. The service fee is also spent by Smith Barney on the following types of expenses: (1) the pro rata share of other employment costs of such financial consultants (e.g., FICA, employee benefits, etc.); (2) employment expenses of home office personnel primarily responsible for providing service to the Fund's shareholders and (3) the pro rata share of branch office fixed expenses (including branch overhead allocations).


     Shareholder servicing expenses incurred by Smith Barney but not reimbursed by a Class in any year will not be a continuing liability of the Class in subsequent years.

     Smith Barney also advises profit-sharing and pension accounts. Smith Barney and its affiliates may in the future act as investment advisers for other accounts.

 ADDITIONAL INFORMATION
     The Fund, an open-end, diversified investment company, was incorporated under Maryland law on April 1, 1980. Class A, Class C and Class Y shares represent interests in the assets of the Fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertain to a particular Class. Fund shares do not have cumulative voting rights; are fully paid when issued; have no preemptive, subscription or

                                       25

<PG$PCN>

 ADDITIONAL INFORMATION (CONTINUED)

conversion rights; and are redeemable and subject to redemption as set forth under "Redemption of Shares" and "Minimum Account Size." As described under "Voting Rights" in the Statement of Additional Information, the Fund ordinarily will not hold shareholder meetings; however, shareholders have the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove directors and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act.


     PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as custodian of the Fund's investments.

     First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

     The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also plans to consolidate the mailing of its Prospectus so that a shareholder having multiple accounts will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their account should contact their Smith Barney Financial Consultant or the Fund's transfer agent.

                                       26



	PART B


	 July 29, 1997



	SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.
	388 Greenwich Street
	New York, New York 10013



	STATEMENT OF ADDITIONAL INFORMATION



	Smith Barney Municipal Money Market Fund, Inc.
	seeks to provide its shareholders
	with income exempt from Federal income tax from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal



This Statement of Additional Information is not a Prospectus. It is intended to provide more detailed information about Smith Barney Municipal Money Market Fund, Inc. (the "Fund") as well as matters already discussed in the Prospectus and therefore should be read in conjunction with the July 29, 1997 Prospectus, which may be obtained from the Fund or a Smith Barney Financial Consultant.

	TABLE OF CONTENTS

	                                    Page

Directors and Officers		2
Investment Restrictions		4
Computation of Yield		5
Valuation of Shares and
Amortized Cost Valuation		5
Additional Tax Information	6
Management Agreement, Plan of Distribution
  and Other Services		7
Repurchase Agreements		8
"Puts"                       		8
Voting Rights	                    	9
Custodian, Transfer and Dividend Disbursing Agent		9
Independent Auditors		9
Financial Statements		10
Ratings of Municipal Notes and Bonds		11





DIRECTORS AND OFFICERS

JOSEPH H. FLEISS, Director
Retired, 3849 Torrey Pines Blvd., Sarasota, Florida 34238. Director of ten investment companies associated with Smith Barney. Formerly Senior Vice President of Citibank, Manager of Citibank's Bond
Investment Portfolio and Money Management Desk and a Director of
Citicorp Securities Co., Inc; 79.


DONALD R. FOLEY, Director
Retired, 3668 Freshwater Drive, Jupiter, Florida 33477. Director of ten investment companies associated with Smith Barney. Formerly Vice President of Edwin Bird Wilson, Incorporated (advertising); 74.


PAUL HARDIN, Director
Interim President of University of Alabama at Birmingham; Professor of Law at University of North Carolina at Chapel Hill, 103 S. Building, Chapel Hill, North Carolina 27599; Director of twelve investment companies associated with Smith Barney; and a Director of The Summit Bancorporation; Formerly, Chancellor of the University of North Carolina at Chapel Hill, University of North Carolina; 65.


FRANCIS P. MARTIN, Director
Practicing physician, 2000 North Village Avenue, Rockville Centre, New York 11570. Director of ten investment companies associated with Smith Barney. Formerly President of the Nassau Physicians' Fund,
Inc.; 72.


*HEATH B. McLENDON, Chairman of the Board and Chief Executive Officer Managing Director of Smith Barney ; Chairman of forty-one investment companies associated with Smith Barney; President of Smith Barney Mutual Funds Management Inc. ("SBMFM" or the "Manager") and Travelers Investment Advisor, Inc. ("TIA"); Chairman of the Board of Smith Barney Strategy Advisors Inc.; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers; Vice Chairman of Shearson Asset Management; 63.


RODERICK C. RASMUSSEN, Director
Investment Counselor, 9 Cadence Ct., Morristown, New Jersey 07960. Director of ten investment companies associated with Smith Barney. Formerly Vice President of Dresdner and Company Inc. (investment counselors); 71.




JOHN P. TOOLAN, Director
Retired, 13 Chadwell Place, Morristown, New Jersey 07960. Director of ten investment companies associated with Smith Barney; Director of John Hancock Funds. Formerly, Director and Chairman of the Smith Barney Trust Company, Director of Smith Barney and the Manager and Senior Executive Vice President, Director and Member of the Executive Committee of Smith Barney; 66.



C. RICHARD YOUNGDAHL, Director Emeritus
Retired, 339 River Drive, Tequesta, Florida 33469. Director of ten investment companies associated with Smith Barney and a member of the Board of Directors of D. W. Rich & Company, Inc. Formerly Chairman of the Board of Pensions of the Lutheran Church in America, Chairman of the Board and Chief Executive Officer of Aubrey G. Lanston & Co. (dealers in U.S. Government securities) and President of the Association of Primary Dealers in U.S. Government Securities; 81.


*LEWIS E. DAIDONE, Senior Vice President and Treasurer
Managing Director of Smith Barney, Senior Vice President and Treasurer of forty-one investment companies associated with Smith Barney, and Director, Chief Financial Officer and Senior Vice President of the Manager and TIA; 39.


*PETER COFFEY, Vice President
Managing Director of Smith Barney and Vice President of three investment companies associated with Smith Barney and the Manager; 54.


*JOSEPH BENEVENTO, Vice President
Director of Smith Barney in the Greenwich Street Advisors Division and Vice President of Smith Barney Muni Funds; 29.


*LAWRENCE MCDERMOTT, Vice President
Managing Director of Smith Barney in the Greenwich Street Advisors Division and Vice President of eight investment companies associated with Smith Barney; 49.


*IRVING DAVID, Controller and Assistant Secretary
Vice President of Smith Barney and the Manager, Controller of two investment companies associated with Smith Barney. Prior to March 1994, Assistant Treasurer of First Data Investment Management Company; 36.


*CHRISTINA T. SYDOR, Secretary
Managing Director of Smith Barney and Secretary of forty-one investment companies associated with Smith Barney; Secretary and General Counsel of the Manager and TIA; 46.

On July 3, 1997, Directors and officers owned in the aggregate less than 1% of the outstanding securities of the Fund.

___________________
*Designates "interested persons" as defined in the Investment Company Act of 1940 whose business address is 388 Greenwich Street, New York, New York 10013. Such persons are not separately compensated for their services as Fund officers or Directors.


The following table shows the compensation paid by the Fund to each director during the Fund's last fiscal year. None of the officers of the Fund received any compensation from the Fund for such period. Officers and interested directors of the Fund are compensated by Smith Barney.


	COMPENSATION TABLE

			                                               			         Total
		 		                      Pension or	    Compensation	 	     Number of
		 		                     Retirement 	     from Fund	   	    Funds for
		          Aggregate	     Benefits Accrued 	 and Fund 		   Which Director
		          Compensation	   as part of	        Complex	 	   Serves Within
Name of Person	   from Fund  Fund Expenses    Paid to Directors  Fund Complex
Joseph H. Fleiss		$5,740	        0		            $58,600	           		10
Donald R. Foley		  5,740	        	  	            58,60				           10
Paul Hardin		      5,740	        0	              74,150		          		12
Francis P. Martin		5,740	        0		             58,600	          			10
Heath B. McLendon*    	0        	0			                 0           			41
Roderick C. Rasmussen	5,740	     0		              58,600	         			10
John P. Toolan		    5,740	       0	              	58,600	         			10
C. Richard Youngdahl**	4,477	    0		              45,300	         			10


*  Designates an "interested director".
** Effective January 1, 1997, Mr. Youngdahl elected to become Director
Emeritus.
+ Pursuant to the Fund's deferred compensation plan, the indicated Directors have elected to defer the following payment of some or all of their compensation: Joseph H. Fleiss - $2,520; Donald R. Foley - $2,520; Francis P. Martin $5,740; and John P. Toolan - $5,740.

Upon attainment of age 72 the Fund's current Directors may elect to change to emeritus status. Any directors elected or appointed to the Board in the future will be required to change to emeritus status upon attainment of age 80. Directors Emeritus are entilted to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Fund's Directors, together with reasonable out-of-pocket expenses for each meeting attended. During the Fund's last fiscal year aggregate compensation paid by the Fund to Directors achieving emeritus status totaled $633.


	INVESTMENT RESTRICTIONS

In addition to the investment objective set forth in the Prospectus under "Investment Objective and Policies," the Fund has adopted the following investment restrictions which also cannot be changed without the vote of a "majority of the outstanding voting securities." (See "Voting Rights" in this Statement of Additional Information.) The Fund may not: (1) purchase the securities of any issuer (except states, territories and possessions of the United States, the United States Government and its agencies and instrumentalities or securities which are backed by the full faith and credit of the United States) if as a result more than 5% of its total assets would be invested in the securities of such issuer, except that up to 25% of the Fund's total assets may be invested without regard to such limitation (as used in this Prospectus, the entity that has the ultimate responsibility for the payment of interest and principal on a security will be deemed to be its issuer); (2) borrow money except for temporary or emergency purposes and not for investment purposes, and then in an amount not exceeding 10% of the value of its total assets at the time of borrowing and no investments will be made while borrowings exceed 5% of total assets; (3) pledge, mortgage or hypothecate its assets except that, to secure borrowings permitted by subparagraph (2) above, it may pledge assets having a market value at the time of pledge not exceeding 10% of the value of its total assets; (4) underwrite any issue of securities except in connection with the purchase of securities for its portfolio of municipal obligations; (5) purchase or sell real estate but it may invest in municipal securities secured by real estate or interests therein; (6) purchase or sell commodities or commodity contracts or oil, gas, or other mineral exploration or development programs; (7) make loans, except by engaging in repurchase transactions; and (8) make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.


	COMPUTATION OF YIELD

The Fund's yield for the seven-day period ended March 31, 1997 for Class A shares was 2.86% (the effective yield was 2.90%), for Class C shares 2.86% (the effective yield was 2.90%) and for Class Y shares was 2.96% (the effective yield was 3.00%) with an average dollar-weighted portfolio maturity of 48 days. To compute current yield the Fund divides the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven-day base period by the value of the account at the beginning of the base period and multiplying this base period return by 365/7. Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period and dividing such net change by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365/7, and subtracting 1 from the result. The Fund also quotes the average dollar-weighted portfolio maturity for the corresponding seven-day period. In addition, the Fund may publish a tax-equivalent yield based on federal tax rates that demonstrates the taxable yield necessary to produce an after-tax yield equivalent to the Fund's yield. The tax-equivalent yield does not include any element of non-tax-exempt income.

Although principal is not insured, it is not expected that the net asset value of the Fund's shares will fluctuate because the Fund uses the amortized cost method of valuation. (See "Valuation of Shares" in the Prospectus and below.) The investor should remember that yield is a function of the type, quality and maturity of the instruments in the portfolio, and the Fund's operating expenses. While current yield information may be useful, investors should realize that current yield will fluctuate, it is not necessarily representative of future results and may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield for a stated period of time.


	VALUATION OF SHARES AND AMORTIZED COST VALUATION

The Prospectus states that net asset value will be determined on any day the New York Stock Exchange ("NYSE") is open and that the net asset value may be determined on any day that the settlement of securities otherwise occurs. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund uses the "amortized cost method" for valuing portfolio securities pursuant to Rule 2a-7 under the Act (the "Rule"). The amortized cost method of valuation of the Fund's portfolio securities (including any securities held in the separate account maintained for "when-issued" securities -- See "Risk and Portfolio Management" in the Prospectus) involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of portfolio securities will fluctuate on the basis of the creditworthiness of the issuers of such securities and with changes in interest rates generally. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods the yield to investors in the Fund may differ somewhat from that obtained in a similar company that uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such similar company, and existing investors would receive less (more) investment income. The purpose of this method of valuation is to attempt to maintain a constant net asset value per share, and it is expected that the price of the Fund's shares will remain at $1.00; however, shareholders should be aware that despite procedures that will be followed to have a stabilized price, including maintaining a maximum dollar-weighted average portfolio maturity of 90 days, investing in securities that have or are deemed to have remaining maturities of only 13 months or less and investing in only United States dollar-denominated instruments determined by the Board of Directors to be of high quality with minimal credit risks and which are Eligible Securities as defined below, there is no assurance that at some future date there will not be a rapid change in prevailing interest rates, a default by an issuer or some other event that could cause the Fund's price per share to change from $1.00.

An Eligible Security is defined in the Rule to mean a security which:
 (a) has a remaining maturity of 397 days or less; (b)(i) is rated in the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations" ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO;
(c) was a long-term security at the time of issuance whose issuer has outstanding a short-term debt obligation which is comparable in priority and security and has a rating as specified in clause (b) above; or (d) if no rating is assigned by any NRSRO as provided in clauses (b) and (c) above, the unrated security is determined by the Trustees to be of comparable quality to any such rated security.


ADDITIONAL TAX INFORMATION

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. At March 31, 1997 the unused capital loss carryovers of the Fund was approximately $1,361,000
For Federal income tax purposes theses amounts are available to be applied against future securities gains, if any, realized. The carryovers expire as follows:

		           March 31,
2000	 2001	 2002	2003	2004
		          (in thousands)

$97 	$1,086	$37	$72	$69


Generally, interest on municipal obligations is exempt from Federal income tax. However, interest on municipal obligations that are considered to be industrial development bonds (as defined in the Internal Revenue Code (the "Code"), will not be exempt from Federal income tax to any shareholder who is considered to be a "substantial user" of any facility financed by the proceeds of such obligations (or a
"related person" to such "substantial user" as defined in the Code).

In addition, interest on municipal obligations may subject certain investors' Social Security benefits to Federal income taxation.
Section 86 of the Internal Revenue Code provides that the amount of Social
Security benefits includable in gross income for a taxable year is the lesser of (a) one-half of the Social Security benefits or (b) one-half of the amount by which the sum of "modified adjusted gross income" plus one-half of the Social Security benefits exceeds a "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filling a joint return and zero for married taxpayers not living apart who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income, plus tax-exempt interest on municipal obligations. To the extent that Social Security benefits are included in gross income they will be treated as any other item of gross income and therefore may be taxable. Tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income; no tax-exempt interest, including that received from the Fund, will be subject to Federal income tax for most investors.

Additionally, the Tax Reform Act of 1986 (the "Tax Reform Act") provides that interest on certain municipal obligations (i.e. certain private activity bonds) issued after August 7, 1986 will be treated as a preference item for purposes of both the corporate and individual alternative minimum tax. Under Treasury regulations, that portion of the Portfolio's exempt-interest dividend which is to be treated as a preference item for shareholders will be based on the proportionate share of the interest received by the Portfolio from the specified private activity bonds. In addition, the Tax Reform Act provides generally that tax preference items for corporations for 1987-1989 will include one-half the amount by which adjusted net book income (which would include tax-exempt interest) of the taxpayer exceeds the alternative minimum taxable income of the taxpayer before any amount is added to alternative minimum taxable income because of this preference.

A similar provision based on adjusted earnings and profits would apply after 1989. Investors should consult their tax advisors before investing in shares of the Fund.

From time to time, proceedings have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. It may be expected that similar proposals may be introduced in the future. If such proposals were to be enacted, the ability of the Fund to pay "exempt interest" dividends could be adversely affected and the Fund would then need to reevaluate its investment objectives and policies and consider changes in its structure.


	MANAGEMENT AGREEMENT, PLAN OF DISTRIBUTION
	AND OTHER SERVICES

A new Management Agreement with the Manager was approved by shareholders on September 16, 1994 and became effective on November 7, 1994. The Management Agreement provides that the Fund's management fee be calculated as follows: 0.50% of the first $2.5 billion of average daily net assets; 0.475% of the next $2.5 billion of average daily net assets; and 0.45% on average daily net assets over $5 billion.

For the fiscal years 1995, 1996 and 1997, the management fees were $11,805,456, $24,738,969 and $26,073,153, respectively, and there were no expense limitation reimbursements (see "Management of the Fund" in the Prospectus).

The Management Agreement further provides that all other expenses not specifically assumed by the Manager are borne by the Fund. Expenses payable by the Fund include, but are not limited to, charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the Fund), transfer agents and registrars, expenses of registering or qualifying shares for sale (including the printing of the Fund's registration statements and prospectuses), out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the Investment Company Act of l940, association membership dues, charges of auditors and legal counsel, expenses of preparing, printing and distributing all proxy material, reports and notices to shareholders, insurance expense, costs of performing portfolio valuations, interest, taxes, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, and all other costs incident to the Fund's corporate existence. No sales or promotion expenses are incurred by the Fund, but expenses incurred in complying with laws regulating the issue or sale of the Fund's shares, which are paid by the Fund, are not deemed sales or promotion expenses.

The Management Agreement will continue in effect if specifically approved annually by a majority of the directors of the Fund who are not parties to such contract or "interested persons" of any such party. The Agreement may be terminated without penalty by either of the parties on 60 days' written notice and must terminate in the event of its assignment. It may be amended or modified only if approved by vote of the holders of a majority of the Fund's outstanding shares as defined in the Act.

The Management Agreement provides that the Manager is not liable for any act or omission in the course of or in connection with rendering services under the Agreement in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligation or duties. The Agreement permits the Manager to render services to others and to engage in other activities.

Plan of Distribution

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the "Plan") under the Act under which a service fee is paid by Class A and Class C of the Fund to Smith Barney at an annual rate of 0.10% of the class' average daily net assets. The fee is used by Smith Barney to pay its financial consultants for servicing shareholder accounts for as long as a shareholder remains a holder of the class. The service fee is credited at a rate of 0.10% of the average balance of class shares held in the accounts of the customers of financial consultants. Shareholder service expenses incurred by Smith Barney but not reimbursed by a class in any year will not be a continuing liability of the class in subsequent years.

For the fiscal year ended March 31, 1997, the table below represents the fees which have been accrued and/or paid to Smith Barney under the Plans of Distribution pursuant to Rule 12b-1 for the Fund's Portfolios. The distribution expenses for 1997 included compensation of Financial Consultants and printing costs of prospectuses and marketing materials.

Class A	Class C	Class Y	Total

$5,356,355	$134	N/A	$5,356,489



	REPURCHASE AGREEMENTS

Though the Fund has never entered into a repurchase agreement, it may do so in the future. These agreements involve purchase of debt securities of the U.S. Treasury, a Federal agency or instrumentality, or a federally-created corporation or other securities described under "Investment Objective and Policies" in the Prospectus. At the same time the Fund purchases the security, it resells it to the seller (a member bank of the Federal Reserve System, including the Fund's custodian, or a "registered" securities dealer) and is obligated to redeliver the security to the seller on an agreed-upon date in the future. The resale price is greater than the purchase price and reflects an agreed-upon market yield unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to invest temporarily available cash at no market risk. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price. The Fund's risk is limited to the ability of the seller to pay the agreed-upon sum on the delivery date; however, if the seller defaults, realization upon the collateral by the Fund may be delayed or limited, or the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. Interest earned from repurchase agreements will be taxable to shareholders.


	"PUTS"

Among the types of securities that the Fund may purchase are municipal obligations having put features. A "put" is a right to sell a specified underlying security or securities within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying security or securities. The types of puts that the Fund may purchase include "demand features" (see "Risk and Portfolio Management" in the Prospectus) and "standby commitments." A "standby commitment" entitles the holder to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. Although it is permissible for the Fund to purchase securities with standby commitments, as a practical matter, it is unlikely that the Fund would have the need or the opportunity to do so because such puts are not commonly available.


	VOTING RIGHTS

As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At that time, the directors then in office will call a shareholders' meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Fund. At such a meeting, a director may be removed by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

As used in this Prospectus and this Statement of Additional Information, a vote of a "majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund (or the affected class) or
(b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Fund (or the affected class) are represented at the meeting in person or by proxy.

As of July 3, 1997, Vision Communications Svcs Inc. 31 Floyds Run, Bohemia, NY 11716-2155 owned 4,549.150 (55.81%) and Cliff Palefsky, 119 Third Avenue, San Francisco, CA 94118-1418 owned of record or beneficially, 3,535 (43.38%) of the outstanding Class C shares of the Fund. Charles P. Ryan and Cecily B. Ryan, 122 Oxford Blvd., Garden City, NY 11530-2716 owned of record or beneficially 3,225,925.500 (47.59%) of the outstanding Class Y shares of the Fund; Kevin T. Ryan c/o Charan Industries, 370 Old Country Rd., Garden City, NY 11530-1702 owned of record or beneficially 3,044,728.660 (44.92%) of the outstanding Class Y shares of the Fund; and Victoria A. Diaz c/o Paul Diaz, 4041 Powder Mill Rd.., Suite 410, Calverton, MD 20705-3127 owned of record or beneficially 508,178.30 (7.49%) of the outstanding Class Y shares of the Fund.




	CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

All portfolio securities and cash owned by the Fund are held in the custody of PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103. First Data Investor Services Group, Inc., Exchange Place, Boston, Massachusetts 02109, serves as the Fund's dividend disbursing and transfer agent.


	INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, have been selected as the Fund's independent auditors to examine and report on the Fund's financial statements and highlights for the fiscal year ending March 31, 1998.




	FINANCIAL STATEMENTS

The following financial information is hereby incorporated by reference to the indicated pages of the Fund's 1997 Annual Report to Shareholders, a copy of which is furnished with this Statement of Additional Information:
	Page(s)

Schedule of Investments at March 31, 1997	4-29
Statement of Assets and Liabilities at March 31, 1997
   (including specimen computation of net asset value,
   offering and redemption price per share)	32
Statement of Operations for the year ended
   March 31, 1997	33
Statements of Changes in Net Assets for the years ended
   March 31, 1997 and 1996	34
Notes to Financial Statements	35-37
Financial Highlights	38-39
Independent Auditors' Report	40




	RATINGS OF MUNICIPAL NOTES AND BONDS

	Description of Ratings of State and Local Government Municipal Notes

Notes are assigned distinct rating symbols in recognition of the differences between short-term credit risk and long-term risk.
Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

Moody's Investors Service, Inc.:

Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade ("MIG"). A short-term rating may also be assigned on an issue having a demand feature - a variable rate demand obligation. Such ratings will be designated as VMIG. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

MIG l/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Standard & Poor's Corporation:

SP-1+ -- This rating indicates a very strong or strong capacity to pay principal and interest and the possession of overwhelming safety characteristics.


	Description of Two Highest Municipal Bond Ratings

Moody's Investors Service, Inc.:

Aaa -- Bonds that are rated Aaa are judged to be of the best quality.
 They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


Standard & Poor's Corporation ("S&P"):

AAA -- Debt rated 'AAA' has the highest rating assigned by S&P.
Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.


	Description of Highest Commercial Paper Ratings

Moody's Investors Service, Inc.:

Prime-l -- Issuers rated Prime-l (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-l repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

Standard & Poor's Corporation:

A-l -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

	*  *  *

After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund; however, the Manager will consider such event in determining whether the Fund should continue to hold the security. To the extent that a rating may change as a result of changes in rating services or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus.



	PART C  Other Information

Item 24.	 Financial Statements and Exhibits


	(a) Financial Statements

	Included in Part A:

	Financial Highlights

	  Included in Part B:

	The Fund's Annual Report for the fiscal year ended March 31, 1997 and the Report of Independent Auditors dated May 14, 1997 are incorporated by reference to the Rule N-30D filing, Accession #: 0000091155-97-269, made on June 4, 1997.

	(b)	Exhibits

	(1)	(a)	Articles of Amendment dated March 31, 1981 are incorporated
by reference to Exhibit 1(a) to Post-Effective Amendment No.
14.

		(b)	Articles of Amendment and Restatement of Articles of
Incorporation dated October 28, 1980 are incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 14.

		(c)	Articles of Amendment dated July 22, 1991 are incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 15.

		(d)	Articles of Amendment dated November 10, 1992 are
incorporated by reference to 				Exhibit 1(d) to Post-Effective
Amendment No. 20

		(e)	Articles Supplementary dated December 8, 1992 are
incorporated by refence to 				Exhibit 1(e) to Post-Effective
Amendment No. 20.

		(f)	Articles of Amendment dated October 14, 1994 are incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 26

		(g)	Articles of Amendment dated November 4, 1994 are incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 26


		(h)	Articles Supplementary dated November 7, 1994 are incorporated by reference
to Exhibit 1(h) to Post-Effective Amendment No. 26


		(I)	Articles Supplementary dated November 7, 1994 are incorporated by reference
to Exhibit 1(i) to Post-Effective Amendment No. 26

	(2)	Bylaws of the Trust are incorporated by reference to Exhibit 2 to
Post-Effective Amendment No. 11 to Registration Statement No. 2-
69938.

	(3)	Not applicable.

	(4)	Not applicable.

	(5)	(a)	Management Agreement between Registrant and Mutual Management
Corp.is incorporated by reference to Exhibit (5) to Post-
Effective Amendment No.        to the 	Registration Statement.


		(b)	Transfer and Assumption of Management Agreement  is incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 26.

	(6)	Underwriting Agreement between Registrant and Smith Barney, Harris
Upham & Co. Incorporated is incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 12.

	(7)	Not applicable.

	(8)	Custodian Agreement between Registrant and Provident National Bank is incorporated by reference to Exhibit 8 to Post-Effective
Amendment No. 5.

	(9)	Transfer Agency Agreement between Registrant and First Data
Investor Services Group Inc. is incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 26.

	(10)	Not Applicable.


	(11)	(i)	Auditors' Report (see the Annual Report to Shareholders which is incorporated by reference in the Statement of Additional
Information).
		(ii)	Auditors' Consent (filed herewith)

	(12)	Not applicable.

	(13)	Subscription Agreement between Registrant and National Securities &
Research Corporation is incorporated by reference to Exhibit 13 to
Post-Effective Amendment No. 14.

	(14)	Not applicable.

	(15)	Plan of Distribution pursuant to Rule 12b-1 of Registrant is incorporated by reference to Exhibit 15 to Post-Effecitve Amendment
No. 23.

	(16)	Schedule of Computation of Performance Quotations is incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 10.

	(17)	Financial Data Schedule (filed herewith)

	(18)	Plan 3 pursuant to Rule 18f-3 is incorporated by reference to
Exhibit 18 to Post-Effective 			Amendment No. 25.

Item 25.	Persons Controlled by or under Common Control with Registrant

	(None)

Item 26.	Number of Holders of Securities as of July 3, 1997

	Class A securities       		132,278
	Class C securities		           7
	Class Y securities	   	           4

Item 27.	Indemnification

	Reference is made to ARTICLE Eighth of Registrant's Articles of Incorporation for a complete statement of its terms. Subparagraph (c) of Article EIGHTH provides: "Notwithstanding the foregoing provisions, no officer or director of the Corporation shall be indemnified for or insured against any liability to the Corporation or its shareholders to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

	Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other assureds include
Smith Barney Mutual Funds Management Inc. (Registrant's Manager) and affiliated investment companies.



Item 28.	Business and other Connections of Investment Adviser

	See the material under the caption "Management" included in Part A (Prospectus) of this Registration Statement and the material appearing
under the caption "Management Agreements" 	included in Part B
(Statement of Additional Information) of this Registration Statement.

	Information as to the Directors and Officers of Smith Barney Mutual Funds Management Inc. is included in its Form ADV (File No. 801-8314), filed with the Commission, which is incorporated herein by reference thereto.



Item 29.Principal Underwriters

(a) Smith Barney Inc. ("Smith Barney") also acts as principal underwriter for Consulting Group Capital Markets Funds;
Global Horizons Investment Series (Cayman Islands);
Greenwich Street California Municipal Fund Inc.;
Greenwich Street Municipal Fund Inc.;
High Income Opportunity Fund Inc.; The Italy Fund Inc.;
Managed High Income Portfolio Inc.;
Managed Municipals Portfolio II Inc.; Managed Municipals Portfolio Inc.; Municipal High Income Fund Inc.; Puerto Rico Daily Liquidity Fund Inc.; Smith Barney Adjustable Rate Government Income Fund;
Smith Barney Aggressive Growth Fund Inc.;
Smith Barney Appreciation Fund Inc.;
Smith Barney Arizona Municipals Fund Inc.;
Smith Barney California Municipals Fund Inc.;
Smith Barney Concert Allocation Series Inc.;
Smith Barney Disciplined Small Cap Fund, Inc.;
Smith Barney Equity Funds; Smith Barney Fundamental Value Fund Inc.;
Smith Barney Funds, Inc.; Smith Barney Income Funds;
Smith Barney Income Trust;
Smith Barney Institutional Cash Management Fund, Inc.;
Smith Barney Intermediate Municipal Fund, Inc.;
Smith Barney Investment Funds Inc.;
Smith Barney Investment Trust; Smith Barney Managed Governments Fund Inc.; Smith Barney Managed Municipals Fund Inc.;
Smith Barney Massachusetts Municipals Fund;
Smith Barney Money Funds, Inc.; Smith Barney Muni Funds;
Smith Barney Municipal Fund, Inc.;
Smith Barney Municipal Money Market Fund, Inc.;
Smith Barney Natural Resources Fund Inc.;
Smith Barney New Jersey Municipals Fund Inc.;
Smith Barney Oregon Municipals Fund Inc.;
Smith Barney Principal Return Fund; Smith Barney Series Fund;
Smith Barney Telecommunications Trust; Smith Barney Variable Account Funds; Smith Barney World Funds, Inc.;
Worldwide Special Fund N.V. (Netherlands Antilles);
Travelers Series Fund Inc.; The USA High Yield Fund N.V.;
Worldwide Securities Limited  (Bermuda); Zenix Income Fund Inc.
and various series of unit investment trusts.



	(b) The information required by this Item 29 with respect to each director and officer of Smith Barney is incorporated by reference to Schedule A of Form BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177)

		(c) not applicable

Item 30.	Location of Accounts and Records

	PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, and First Data Investor Services Group, Inc., Exchange Place, Boston, Massachusetts 02109-2873, will maintain the custodian and the shareholders servicing agent records, respectively required by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act").

	All other records required by Section 31(a) are maintained at the offices of the Registrant at 388 Greenwich Street, New York, New York 10013 (and preserved for the periods specified by Rule 31a-2 of the 1940 Act).


Item 31.	Management Services

	Not applicable.


Item 32.	Undertakings

	(a) Not applicable.

	(b) Not applicable

	(c) Registrant undertakes to furnish each person to whom a prospectus
is delivered with a copy 	of Registrant's latest report to shareholders,
upon request and without charge.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York, and State of New York on the 24th day of July 1997.

	SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

	BY/s/ Heath B. McLendon
	Heath B. McLendon
	Chairman of the Board and
	Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title			Date

/s/ Heath B. McLendon      Chairman of the Board	July 24, 1997
 (Heath B. McLendon)	and Chief Executive Officer




Joseph H. Fleiss*          		Director				July 24, 1997
(Joseph H. Fleiss)


Donald R. Foley*          		Director				July 24, 1997
(Donald R. Foley)


 Paul Hardin*                		Director				July 24, 1997
(Paul Hardin)


Francis P. Martin*         		Director				July 24, 1997
(Francis P. Martin)


Roderick C. Rasmussen*  		Director				July 24, 1997
(Roderick C. Rasmussen)


John P. Toolan*             		Director				July 24, 1997
(John P. Toolan)

/s/ Lewis E. Daidone        		Treasurer and Principal		July 24, 1997
(Lewis E. Daidone)		          Financial Officer


*By: /s/ Christina T. Sydor                				July 24, 1997
   Christina T. Sydor
   Pursuant to Power of Attorney





	EXHIBIT INDEX



Exhibit No. 	Exhibit	Page No.

11 (ii)	Auditors' Consent

(17)	Financial Data Schedule